Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Statement [LineItems]
Financial assets mandatorily classified as at FVTPL	$ 0	$ 137,926
Financial liabilities at fair value through profit or loss (FVTPL) - Non-current
Financial liabilities designated as at FVTPL	0	267,000
Pre-redemption Right [Member]
Statement [LineItems]
Financial assets mandatorily classified as at FVTPL	$ 0	$ 137,926